Investment in an Associate - Schedule of Summarised Financial Information of the Associate (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Summarised Financial Information of the Associate [Abstract]
Carrying amount	RM 1,916,650	$ 471,965
Share of results:
Group’s share of profit from continuing operations	7,125	1,755
Group’s share of total comprehensive income	RM 7,125	$ 1,755